Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Share Capital

Share capital on December 31, 2024 and December 31, 2023 was R$1,443,108,000, represented by 55,429,851 common shares, having no nominal value and there were no changes in the years ended at December 31, 2024.

	December 31, 2024		December 31, 2023
	Quantity	R$ (whole numbers)	Quantity	R$ (whole numbers)
Initial balance	55,429,851	1,443,108,000	261,920,439	261,920,439
Issuance new shares	—	—	177,977,323	263,004,000
Capital reduction – transaction with HPX Corp, pursuant to the terms of the Business Combination	—	—	(439,897,762)	(524,924,439)
Ambipar Participações e Empreendimentos S.A.	—	—	39,234,746	841,029,236
PIPE investors	—	—	13,323,800	555,892,823
HPX Corp.	—	—	1,916,100	6,333,076
Others Investors	—	—	955,205	39,852,865
Final balance	55,429,851	1,443,108,000	55,429,851	1,443,108,000

Schedule of Stock Listing Expense	This expense represents the implicit incurred cost of listing AMBI on the NYSE American.
R$
Cost of shares issued to HPX shareholders(1)	146,741
Fair value of Earn-out shares for Ambipar Holding(2)	(44,240)
Adjusted cost of shares issued to HPX shareholders	102,501

HPX Assets	48,083
HPX Liabilities	(49,676)
HPX net assets on 3/3/2023	(1,593)

Stock listing expense	100,909

(1)      Considering the amount of US$9.89 per share on 02/28/23, date of the EGM approving the transaction and exchange of R$5.2037;

(2)      Fair value estimated based on a Monte Carlo simulation model.

Schedule of Earnings Per Share

Basic earnings per share are calculated by dividing the income attributable to the Company’s shareholders by the weighted average number of shares issued during the year, excluding those shares bought by the Company and held as treasury shares. Any dividends of preferred shares and any premiums paid upon the issue of preferred shares during the year are deducted from the income attributed to the parent company’s shareholders.

Earnings per share	December 31, 2024	December 31, 2023	December 31, 2022
Earnings per share operations attributable to shareholders of the parent company before deductions	58,759	17,176	187,875
Number of ordinary shares (basic)	55,429,851	89,844,949	261,920,439
Basic earnings per share (in Reais)	1.06006	0.19117	0.71730

Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of dilutive options and other dilutive potential ordinary shares. The effects of anti-dilutive potential ordinary shares are ignored in calculating diluted EPS. The company has 16,179,990 warrant shares, potential common shares in circulation, so the diluted basic profit is as follows:

Earnings per share	December 31, 2024	December 31, 2023	December 31, 2022
Earnings per share operations attributable to shareholders of the parent company before deductions	58,759	17,176	187,875
Number of ordinary shares (diluted)	71,609,841	103,328,274	261,920,439
Diluted earnings per share (in Reais)	0.82054	0.16623	0.71730

Schedule of Capital Transaction
	Response
	Inversiones Disal Emergencia
Assets and liabilities acquired at fair value(*)
Cash and cash equivalents		1,005
Other assets		25,650
Other liabilities		(323)
Total identifiable net assets		26,332

Total amount of consideration transferred		144,430
(-) Cash acquired		(1,005)
(-) Assumed value of the obligation to pay		—
Cash paid, net of cash received/receivable		143,425

Determination of goodwill(*)
Total amount of consideration, net		144,430
Total identifiable net assets		(26,332)
Goodwill paid on expected future profitability		118,098

Date of additional acquisition		06/28/2021
Company that acquired control		Emergência Participações S.A.

Value of acquisition	US$	26,185 (thousand)
Percentage acquired		100%